NOTE PAYABLE AND OTHER RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 8 – Notes Payable and Other Related Party Transactions

On September 18, 2008, the Company entered into a related party transaction with Dr. Claude Ranoux.  Dr. Ranoux was then the President, Director and Chief Scientific Officer of the Company.  Dr. Ranoux had loaned funds to the Company to sustain its operations since January 5, 2007 (inception).  Dr. Ranoux’s loan outstanding as of September 30, 2018 and 2017 was $21,888 (“the Principal Amount”).  The loan accrues interest at 5% per annum, the term of the note has been extended a several times, and the current repayment date is October 31, 2018.  The Company and Dr. Ranoux can jointly decide to repay the loan earlier without prepayment penalties.  During the nine months ended September 30, 2018 and 2017, $21,888 of principal and $6,071 of interest, respectively, were paid on this loan. The interest on this note for the nine months ended September 30, 2018 and 2017 was $821. At September 30, 2018, this loan has been paid in full.

On March 5, 2009, the Company entered into a related party transaction with Kathleen Karloff, the Chief Executive Officer and a Director of the Company.  Ms. Karloff provided a short-term loan in the amount of $75,000 bearing interest at 5% per annum to the Company to fund operations.  In May 2009, Ms. Karloff loaned to the Company an additional $13,000, making her total cumulative loan $88,000 as of December 31, 2011.  This note was due on September 15, 2009, which has since been extended a few times to its current date of October 31, 2018.   During the twelve months ended December 31, 2014, Ms. Karloff loaned the Company an additional $66,000 at an interest rate of 0% by entering into a note payable agreement in satisfaction of expenses incurred by her for amounts previously advanced to the Company. This note currently has the same expiration date as the others which is October 31, 2018. Payments totaling $61,257 were made against this note during the nine months ended September 30, 2018. The interest on these notes for the nine months ended September 30, 2018 and 2017 was $4,120.

On December 28, 2009 James Bowdring, the brother of Director & Acting Chief Financial Officer Robert Bowdring invested $100,000 acquiring 666,667 shares of common stock.  In April 2011, the Company issued a short term convertible note (“Q211 Note”) payable to James Bowdring in the amount of $50,000.  The Q211 Note carries a 10% interest rate and was due in full, two months from the date of issuance.  The note was extended and is partially still open, as of this date the balance is $25,000. The Q211 Note is convertible into Common Stock of the Company at a conversion price of $0.03 per share, subject to adjustments.  In addition to the Q211 Note, the Company issued warrants to purchase 1,666,667 shares of the Company’s Common Stock at a price of $0.03 per share, as of this date the warrants have expired.  The Company valued the Q211 Note’s warrants issued as consideration for the notes payable via the Black-Scholes valuation method.  The total fair value calculated for the conversion was approximately $39,500, and for the warrants was approximately $45,500 both of which were recorded as a derivative liability on the Company’s balance sheet.  In September 2011, the Company made a principal payment on the Q211 Note in the amount of $25,000.

In November 2011, the Company issued another convertible note (“Q411 Note”) payable to James Bowdring in the amount of $10,000.  The Q411 Note carries a 10% interest rate and was due in full, two months from the date of issuance.  The Q411 Note is convertible into Common Stock of the Company at a conversion price of $0.01 per share, subject to adjustments.  In addition to the Q411 Note, the Company issued warrants to purchase 500,000 shares of the Company’s Common Stock at a price of $0.02 per share, as of this date the warrants have expired.  The Company valued the Bridge Note’s warrants issued as consideration for the notes payable via the Black-Scholes valuation method.  The total fair value calculated for the conversion option was $2,345, and for the warrants was $4,076 both of which were recorded as a derivative liability on the Company’s balance sheet.

The Company has been renting our corporate office from Forty Four Realty Trust which is owned by James Bowdring, the brother of Director & Acting Chief Financial Officer, Robert Bowdring since November 2012. It is a month to month rental arrangement for what the Company believes is less than the fair market real estate rental rate for comparable leases. We have been paying $4,800 annually since 2012. In September 2018, however, the rent increased to $600 per month, or $7,200 annually. In addition the Company purchases stationary supplies and marketing items at discounted rates from Superior Printing & Promotions which is also owned by James Bowdring and is in the same building as our corporate office. INVO Bioscience spent $1,471 and $669 with Superior during the first nine months of 2018 and 2017, respectively.

Principal balances of the Related Party loans were as follows:

	September 30, 2018	December 31, 2017
Claude Ranoux Note	$-	$21,888

James Bowdring Family - 2011 Notes	35,000	35,000

James Bowdring Family – 2018 Convertible Notes	40,000	-

Kathleen Karloff Note	92,743	154,000
Less discount	(34,382)	-
Total, net of discount	$133,361	$210,888

Interest expense on the Related Party loans was $8,765 and $8,729 for the nine months ended September 30, 2018 and 2017, respectively.

Accounts payable and accrued liabilities balances include expenses reports for Ms. Karloff, Dr. Ranoux and Mr. Bowdring for expenses they paid for personally related to travel or normal business expenses and are represented in the following table:

	September 30,	December 31,
	2018	2017
Accounts payable and accrued liabilities	$96,000	$127,000

During the nine months ended September 30, 2018, the Company sold 150,000 shares of common stock at a price of $0.20 per share for proceeds of $30,000 to Charles Mulrey and family, the brother-in-law of Robert J. Bowdring, Director & Acting Chief Financial Officer as part of the recent financing.

During the second quarter of 2018, INVO Bioscience settled a commitment it had with one of its Directors, Dr. Kevin Doody for the services he and his team performed prior to and following INVOcell’s FDA clearance related to clinical guidance and support. Dr. Doody and his team performed clinical studies and provided papers, lectures and discussions with regulatory bodies and key opinion leaders in the industry. The Company believes without Dr. Doody’s services and support during his tenure the Company would not be where it is today. The Company issued Dr. Doody 3 million shares of our common stock with a fair value of $1,530,000.

NOTE 7	NOTE PAYABLE AND OTHER RELATED PARTY TRANSACTIONS

On September 18, 2008, the Company entered into a related party transaction with Dr. Claude Ranoux.  Dr. Ranoux was then the President, Director and Chief Scientific Officer of the Company; as of the date of this filing he is a Director.  Dr. Ranoux had loaned funds to the Company to sustain its operations since January 5, 2007 (inception).  Dr. Ranoux’s total original cumulative investment as of December 31, 2008 was $96,462, as of December 31, 2017 and 2016 it is $21,888 (“the Principal Amount”) in INVO Bioscience.  On March 26, 2009, the Company and Dr. Ranoux agreed to re-write the agreement to a non-convertible note payable bearing interest at 5% per annum, the term of the note had been extended, and has been extended a couple of additional times, the current repayment date is October 31, 2018.  The Company and Dr. Ranoux can jointly decide to repay the loan earlier without prepayment penalties.  During the twelve months ended December 31, 2017 and 2016, $0 were repaid on the principal of the loan.

On March 5, 2009, the Company entered into a related party transaction with Kathleen Karloff, the Chief Executive Officer and a Director of the Company.  Ms. Karloff provided a short-term loan in the amount of $75,000 bearing interest at 5% per annum to the Company to fund operations.  In May 2009, Ms. Karloff loaned to the Company an additional $13,000, making her total cumulative loan $88,000 as of December 31, 2011.  This note was due on September 15, 2009, which has since been extended a few times to its current date of October 31, 2018.   During the twelve months ended December 31, 2014, Ms. Karloff loaned the Company an additional $66,000 at an interest rate of 0% by entering into a note payable agreement in satisfaction of expenses incurred by her for amounts previously advanced to the Company. This note currently has the same expiration date as the others which is October 31, 2018.

On December 28, 2009 James Bowdring, the brother of Director Robert Bowdring invested $100,000 acquiring 666,667 shares of restricted common stock.  In April 2011, the Company issued a new short term convertible note (“Q211 Note”) payable to James Bowdring in the amount of $50,000.  The Q211 Note carries a 10% interest rate and was due in full, two months from the date of issuance.  The note was past due and is partially still open, as of this date the balance is $25,000. The Q211 Note is convertible into Common Stock of the Company at a conversion price of $0.03 per share, subject to adjustments.  In addition to the Q211 Note, the Company issued warrants to purchase 1,666,667 shares of the Company’s Common Stock at a price of $0.03 per share, as of this date the warrants have expired.  The Company valued the Q211 Note’s warrants issued as consideration for the notes payable via the Black-Scholes valuation method.  The total fair value calculated for the conversion was approximately $39,500, and for the warrants was approximately $45,500 both of which were recorded as a derivative liability on the Company’s balance sheet.  In September 2011, the Company made a principal payment on the Q211 Note in the amount of $25,000.

In November 2011, the Company issued a new convertible note (“Q411 Note”) payable to James Bowdring in the amount of $10,000.  The Q411 Note carries a 10% interest rate and is due in full, two months from the date of issuance.  The Q411 Note is convertible into Common Stock of the Company at a conversion price of $0.01 per share, subject to adjustments.  In addition to the Q411 Note, the Company issued warrants to purchase 500,000 shares of the Company’s Common Stock at a price of $0.02 per share, as of this date the warrants have expired.  The Company valued the Bridge Note’s warrants issued as consideration for the notes payable via the Black-Scholes valuation method.  The total fair value calculated for the conversion option was $2,345, and for the warrants was $4,076 both of which were recorded as a derivative liability on the Company’s balance sheet.

In Other Related Party Transactions, we have been renting our corporate office from Forty Four Realty Trust which is owned by James Bowdring, the brother of Director, Robert Bowdring since November 2012. It is a month to month rental arrangement for less than the going fair market real estate rental rate. We have been paying $4,800 annually since 2012. In addition the Company purchases stationary supplies and marketing items at discounted rates from Superior Printing & Promotions which is also owned by James Bowdring and is in the same building as our corporate office. INVO Bioscience spent $1,700 and $4,100 with Superior during 2017 and 2016, respectively.

Principal balances of the Related Party loans were as follows:

	December 31, 2017	December 31, 2016
Claude Ranoux Note	$21,888	$21,888

James Bowdring – Q211 Note	25,000	25,000

James Bowdring- Q411 Note	10,000	10,000

Kathleen Karloff Note	154,000	154,000

Total	$210,888	$210,888

Interest expense on the Related Party loans was $11,543 and $13,088 for the years ended December 31, 2017 and 2016, respectively.

Accounts payable and accrued liabilities balances include expenses reports for Ms. Karloff, Dr. Ranoux and Mr. Bowdring for expenses they paid for personally related to travel or normal business expenses and are represented in the following table:

	December 31,
	2017	2016
Accounts payable and accrued liabilities	$38,000	$39,000